Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
April 30, 2025
XS6-NPRT1-0625
1.967968.111
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	81,285	4,638,122
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	56,501	618,686
Liberty Global Ltd Class C (b)	52,128	591,131

TOTAL BELGIUM		1,209,817
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	17,755	4,295,467
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	124,516	2,004,708
CANADA - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	62,980	6,342,086
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	46,531	1,324,272
TOTAL CANADA		7,666,358
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	21,445	520,041
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	13,277	682,836
IRELAND - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Accenture PLC Class A	215,674	64,518,877
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	39,775	758,509
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	21,071	2,010,595
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	146,569	4,128,849
UNITED STATES - 98.5%
Communication Services - 4.5%
Diversified Telecommunication Services - 1.6%
AT&T Inc	2,467,152	68,340,110
Frontier Communications Parent Inc (b)	85,583	3,102,384
GCI Liberty Inc Class A (b)(d)	30,220	0
Iridium Communications Inc	34,703	837,383
Verizon Communications Inc	1,448,609	63,825,713
		136,105,590
Entertainment - 1.3%
Electronic Arts Inc	90,846	13,180,846
Liberty Media Corp-Liberty Formula One Class A (b)	6,056	487,811
Liberty Media Corp-Liberty Formula One Class C (b)	45,870	4,067,293
Liberty Media Corp-Liberty Live Class A (b)	6,631	464,037
Liberty Media Corp-Liberty Live Class C (b)	15,785	1,128,786
Madison Square Garden Sports Corp Class A (b)(c)	5,807	1,118,254
Playtika Holding Corp	23,779	125,315
Roku Inc Class A (b)	36,465	2,486,184
Take-Two Interactive Software Inc (b)	59,273	13,829,576
TKO Group Holdings Inc Class A	23,618	3,847,608
Walt Disney Co/The	624,137	56,765,260
Warner Bros Discovery Inc (b)	834,388	7,234,144
		104,735,114
Interactive Media & Services - 0.1%
Angi Inc Class A (b)	13,262	151,982
IAC Inc Class A (b)	25,258	882,515
Match Group Inc	87,727	2,601,983
TripAdvisor Inc Class A (b)	34,542	430,048
Trump Media & Technology Group Corp (b)(c)	10,208	250,504
ZoomInfo Technologies Inc (b)	96,382	825,030
		5,142,062
Media - 1.0%
Charter Communications Inc Class A (b)	31,846	12,479,174
Comcast Corp Class A	1,288,848	44,078,602
Fox Corp Class A	76,704	3,819,092
Fox Corp Class B	44,915	2,076,870
Interpublic Group of Cos Inc/The	129,511	3,253,316
Liberty Broadband Corp Class A (b)	4,219	375,702
Liberty Broadband Corp Class C (b)	28,300	2,558,037
New York Times Co/The Class A	54,575	2,841,175
News Corp Class A	132,042	3,580,979
News Corp Class B (c)	38,738	1,217,148
Nexstar Media Group Inc	6,068	908,136
Omnicom Group Inc	66,803	5,087,716
Paramount Global Class A (c)	6,726	152,411
Paramount Global Class B (c)	200,909	2,358,672
Sirius XM Holdings Inc (c)	73,042	1,564,560
		86,351,590
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	161,867	39,973,056
TOTAL COMMUNICATION SERVICES		372,307,412

Consumer Discretionary - 5.8%
Automobile Components - 0.1%
BorgWarner Inc	73,930	2,098,133
Gentex Corp	77,208	1,681,590
Lear Corp	18,338	1,572,484
QuantumScape Corp Class A (b)(c)	121,922	476,715
		5,828,922
Automobiles - 0.4%
Ford Motor Co	1,350,215	13,515,652
General Motors Co	340,206	15,390,920
Harley-Davidson Inc	38,921	872,609
Lucid Group Inc Class A (b)(c)	336,255	844,000
Rivian Automotive Inc Class A (b)(c)	292,694	3,998,200
Thor Industries Inc (c)	17,262	1,250,114
		35,871,495
Broadline Retail - 0.2%
Dillard's Inc Class A (c)	1,012	350,820
eBay Inc	164,974	11,244,628
Etsy Inc (b)	13,123	570,588
Kohl's Corp (c)	37,338	250,164
Macy's Inc	92,976	1,061,786
Nordstrom Inc (c)	34,392	830,223
Ollie's Bargain Outlet Holdings Inc (b)	20,696	2,196,053
		16,504,262
Distributors - 0.1%
Genuine Parts Co	47,911	5,631,938
LKQ Corp	90,206	3,446,771
		9,078,709
Diversified Consumer Services - 0.1%
ADT Inc	126,120	1,011,482
Bright Horizons Family Solutions Inc (b)	16,629	2,085,609
Grand Canyon Education Inc (b)	6,577	1,173,139
H&R Block Inc	37,248	2,248,662
Service Corp International/US	48,749	3,895,046
		10,413,938
Hotels, Restaurants & Leisure - 2.1%
Aramark	91,376	3,054,700
Booking Holdings Inc	686	3,498,106
Boyd Gaming Corp	21,520	1,487,893
Caesars Entertainment Inc (b)	74,617	2,019,136
Carnival Corp (b)	352,917	6,472,498
Choice Hotels International Inc (c)	1,396	176,050
Darden Restaurants Inc	19,191	3,850,482
Domino's Pizza Inc	7,851	3,849,895
DoorDash Inc Class A (b)	15,245	2,940,608
Dutch Bros Inc Class A (b)	22,442	1,340,685
Hilton Worldwide Holdings Inc	40,040	9,028,219
Hyatt Hotels Corp Class A	11,900	1,340,892
Marriott International Inc/MD Class A1	77,805	18,562,717
Marriott Vacations Worldwide Corp (c)	11,841	649,005
McDonald's Corp	231,824	74,102,542
MGM Resorts International (b)	80,331	2,527,213
Penn Entertainment Inc (b)(c)	51,215	779,492
Planet Fitness Inc Class A (b)	13,111	1,240,169
Royal Caribbean Cruises Ltd	53,361	11,467,813
Starbucks Corp	87,181	6,978,839
Travel + Leisure Co	22,322	980,605
Vail Resorts Inc (c)	2,026	282,019
Wendy's Co/The (c)	29,623	370,288
Wyndham Hotels & Resorts Inc	23,471	2,002,076
Wynn Resorts Ltd	32,442	2,605,417
Yum! Brands Inc	59,480	8,948,171
		170,555,530
Household Durables - 0.7%
DR Horton Inc	97,671	12,339,754
Garmin Ltd	53,395	9,977,924
Leggett & Platt Inc	44,955	432,466
Lennar Corp Class A	79,257	8,608,103
Lennar Corp Class B (c)	3,806	393,426
Mohawk Industries Inc (b)	17,803	1,893,349
Newell Brands Inc	141,008	674,018
NVR Inc (b)	965	6,876,349
PulteGroup Inc	70,330	7,214,451
SharkNinja Inc (b)	18,019	1,450,530
Toll Brothers Inc	34,580	3,488,085
TopBuild Corp (b)	9,197	2,720,105
Whirlpool Corp (c)	17,961	1,370,065
		57,438,625
Leisure Products - 0.1%
Brunswick Corp/DE	22,260	1,025,073
Hasbro Inc	5,924	366,696
Mattel Inc (b)	114,864	1,825,189
Polaris Inc (c)	17,531	595,353
YETI Holdings Inc (b)	20,357	581,192
		4,393,503
Specialty Retail - 1.7%
Advance Auto Parts Inc (c)	20,255	662,744
AutoNation Inc (b)	8,625	1,502,044
AutoZone Inc (b)	498	1,873,775
Bath & Body Works Inc	73,558	2,244,255
Best Buy Co Inc	73,612	4,909,184
CarMax Inc (b)	50,119	3,241,196
Carvana Co Class A (b)	24,214	5,916,691
Dick's Sporting Goods Inc	17,703	3,323,561
Five Below Inc (b)	3,748	284,435
Floor & Decor Holdings Inc Class A (b)	22,630	1,616,687
GameStop Corp Class A (b)(c)	136,240	3,795,646
Gap Inc/The	68,878	1,508,428
Home Depot Inc/The	68,800	24,801,712
Lithia Motors Inc Class A	9,179	2,687,244
Lowe's Cos Inc	194,194	43,414,011
O'Reilly Automotive Inc (b)	1,532	2,168,086
Penske Automotive Group Inc	6,271	976,207
Restoration Hardware Inc (b)	4,131	760,228
Ross Stores Inc	86,138	11,973,182
TJX Cos Inc/The	159,084	20,470,929
Ulta Beauty Inc (b)	2,111	835,196
Wayfair Inc Class A (b)(c)	32,967	994,285
Williams-Sonoma Inc	17,421	2,691,022
		142,650,748
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	38,999	586,545
Carter's Inc (c)	12,001	396,633
Columbia Sportswear Co (c)	10,878	676,285
Crocs Inc (b)	15,894	1,532,499
NIKE Inc Class B	154,833	8,732,582
PVH Corp	18,829	1,298,824
Ralph Lauren Corp Class A	13,778	3,099,361
Skechers USA Inc Class A (b)	40,843	1,961,281
Tapestry Inc	80,151	5,662,669
Under Armour Inc Class A (b)(c)	63,779	364,816
Under Armour Inc Class C (b)	64,457	350,646
VF Corp	118,780	1,411,106
		26,073,247
TOTAL CONSUMER DISCRETIONARY		478,808,979

Consumer Staples - 8.5%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (b)	2,334	573,696
Brown-Forman Corp Class A (c)	16,621	575,253
Brown-Forman Corp Class B (c)	58,406	2,034,865
Coca-Cola Co/The	569,480	41,315,774
Coca-Cola Consolidated Inc	2,049	2,778,055
Constellation Brands Inc Class A	54,309	10,185,110
Keurig Dr Pepper Inc	410,500	14,199,195
Molson Coors Beverage Co Class B	59,450	3,420,159
Monster Beverage Corp (b)	47,993	2,885,339
PepsiCo Inc	99,231	13,453,739
		91,421,185
Consumer Staples Distribution & Retail - 2.7%
Albertsons Cos Inc Class A	141,864	3,118,171
BJ's Wholesale Club Holdings Inc (b)	45,447	5,342,749
Casey's General Stores Inc	10,569	4,889,114
Dollar General Corp	75,479	7,071,628
Dollar Tree Inc (b)	69,672	5,697,079
Grocery Outlet Holding Corp (b)(c)	32,073	538,505
Kroger Co/The	228,136	16,473,701
Maplebear Inc (b)	56,457	2,252,069
Performance Food Group Co (b)	45,480	3,668,417
Sysco Corp	64,417	4,599,374
Target Corp	159,146	15,389,418
US Foods Holding Corp (b)	75,113	4,931,920
Walgreens Boots Alliance Inc	243,070	2,666,478
Walmart Inc	1,491,841	145,081,537
		221,720,160
Food Products - 1.4%
Archer-Daniels-Midland Co	163,626	7,813,142
Bunge Global SA	46,096	3,628,677
Conagra Brands Inc	165,144	4,080,708
Darling Ingredients Inc (b)	53,819	1,732,434
Flowers Foods Inc	63,629	1,119,234
Freshpet Inc (b)	10,774	792,320
General Mills Inc	190,116	10,787,182
Hershey Co/The (c)	43,046	7,196,861
Hormel Foods Corp	101,199	3,025,850
Ingredion Inc	22,242	2,954,182
JM Smucker Co	35,744	4,155,955
Kellanova	90,001	7,449,383
Kraft Heinz Co/The	306,517	8,919,645
Lamb Weston Holdings Inc	32,755	1,729,792
McCormick & Co Inc/MD	86,671	6,644,199
Mondelez International Inc	460,357	31,364,122
Pilgrim's Pride Corp	12,734	695,022
Post Holdings Inc (b)	17,698	2,002,883
Seaboard Corp	87	224,979
Smithfield Foods Inc	8,660	192,338
The Campbell's Company (c)	65,178	2,376,390
Tyson Foods Inc Class A	96,846	5,930,849
		114,816,147
Household Products - 1.6%
Church & Dwight Co Inc	84,126	8,357,077
Colgate-Palmolive Co	125,928	11,609,302
Kimberly-Clark Corp	67,151	8,849,159
Procter & Gamble Co/The	629,979	102,415,686
Reynolds Consumer Products Inc	18,379	422,717
Spectrum Brands Holdings Inc	9,011	568,594
		132,222,535
Personal Care Products - 0.2%
BellRing Brands Inc (b)	44,716	3,449,392
Coty Inc Class A (b)	129,836	655,672
Estee Lauder Cos Inc/The Class A	51,395	3,081,644
Kenvue Inc	657,254	15,511,195
		22,697,903
Tobacco - 1.5%
Altria Group Inc	582,940	34,480,901
Philip Morris International Inc	534,319	91,560,904
		126,041,805
TOTAL CONSUMER STAPLES		708,919,735

Energy - 6.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	343,312	12,153,245
Halliburton Co	303,775	6,020,821
NOV Inc	131,497	1,526,679
Schlumberger NV	485,114	16,130,041
		35,830,786
Oil, Gas & Consumable Fuels - 5.9%
Antero Midstream Corp	71,108	1,176,837
Antero Resources Corp (b)	100,740	3,508,774
APA Corp	122,840	1,908,934
Cheniere Energy Inc	37,451	8,655,301
Chevron Corp	562,536	76,538,648
Chord Energy Corp	20,607	1,859,370
Civitas Resources Inc	23,762	647,514
ConocoPhillips	444,802	39,640,754
Coterra Energy Inc	251,138	6,167,949
Devon Energy Corp	214,401	6,519,934
Diamondback Energy Inc	64,667	8,536,691
DT Midstream Inc	35,043	3,406,180
EOG Resources Inc	192,542	21,243,159
EQT Corp	190,886	9,437,404
Expand Energy Corp	79,097	8,218,178
Exxon Mobil Corp	1,511,328	159,641,577
Hess Corp	34,104	4,401,121
HF Sinclair Corp	52,484	1,578,194
Kinder Morgan Inc	665,889	17,512,881
Marathon Petroleum Corp	110,463	15,178,721
Matador Resources Co	36,867	1,457,721
New Fortress Energy Inc Class A (c)	13,506	73,337
Occidental Petroleum Corp	233,278	9,193,486
ONEOK Inc	213,011	17,500,984
Ovintiv Inc	90,503	3,039,091
Permian Resources Corp Class A	174,834	2,063,041
Phillips 66	141,915	14,767,675
Range Resources Corp	82,815	2,809,913
Valero Energy Corp	108,622	12,609,928
Viper Energy Inc Class A	30,633	1,235,429
Williams Cos Inc/The	418,035	24,484,310
		485,013,036
TOTAL ENERGY		520,843,822

Financials - 23.3%
Banks - 7.2%
Bank of America Corp	2,288,856	91,279,577
Bank OZK	36,074	1,536,752
BOK Financial Corp	7,718	719,086
Citigroup Inc	650,613	44,488,917
Citizens Financial Group Inc	151,330	5,582,564
Columbia Banking System Inc	70,774	1,586,753
Comerica Inc	46,517	2,500,289
Commerce Bancshares Inc/MO	41,868	2,543,062
Cullen/Frost Bankers Inc	19,965	2,325,324
East West Bancorp Inc	47,784	4,087,921
Fifth Third Bancorp	231,690	8,326,939
First Citizens BancShares Inc/NC Class A	3,954	7,034,720
First Hawaiian Inc	43,266	989,061
First Horizon Corp (c)	181,380	3,279,350
FNB Corp/PA	120,719	1,580,212
Huntington Bancshares Inc/OH	498,288	7,240,125
JPMorgan Chase & Co	965,748	236,241,276
KeyCorp	319,698	4,744,318
M&T Bank Corp	56,928	9,664,097
Pinnacle Financial Partners Inc	26,540	2,660,370
PNC Financial Services Group Inc/The	136,679	21,962,949
Prosperity Bancshares Inc	30,451	2,067,623
Regions Financial Corp	312,606	6,380,288
Synovus Financial Corp	47,764	2,069,136
TFS Financial Corp (c)	17,080	221,356
Truist Financial Corp	459,702	17,624,975
US Bancorp	536,549	21,644,387
Webster Financial Corp	59,657	2,821,776
Wells Fargo & Co	1,131,265	80,331,128
Western Alliance Bancorp	37,601	2,621,166
Wintrust Financial Corp	22,026	2,448,630
Zions Bancorp NA	49,091	2,207,622
		600,811,749
Capital Markets - 5.3%
Affiliated Managers Group Inc	10,099	1,672,697
Ameriprise Financial Inc	2,875	1,354,183
Bank of New York Mellon Corp/The	246,808	19,845,831
Blackrock Inc	50,728	46,378,581
Carlyle Group Inc/The	76,421	2,952,907
Cboe Global Markets Inc	36,286	8,048,235
Charles Schwab Corp/The	512,494	41,717,012
CME Group Inc Class A	123,533	34,228,524
Coinbase Global Inc Class A (b)	11,007	2,233,210
Evercore Inc Class A	12,035	2,470,665
FactSet Research Systems Inc	8,532	3,687,701
Franklin Resources Inc	105,079	1,971,282
Goldman Sachs Group Inc/The	75,745	41,474,175
Houlihan Lokey Inc Class A	16,351	2,650,170
Interactive Brokers Group Inc Class A	36,296	6,237,468
Intercontinental Exchange Inc	195,237	32,793,959
Invesco Ltd	124,024	1,727,654
Janus Henderson Group PLC	43,259	1,436,631
Jefferies Financial Group Inc	42,542	1,987,988
KKR & Co Inc Class A	164,784	18,829,868
Lazard Inc (c)	2,368	92,115
MarketAxess Holdings Inc	12,540	2,778,739
Morgan Stanley	370,796	42,797,274
MSCI Inc	11,017	6,005,477
Nasdaq Inc	142,035	10,824,487
Northern Trust Corp	66,651	6,263,861
Raymond James Financial Inc	69,993	9,591,841
Robinhood Markets Inc Class A (b)	231,595	11,373,630
S&P Global Inc	107,518	53,764,376
SEI Investments Co	34,973	2,738,036
State Street Corp	100,739	8,875,106
Stifel Financial Corp	34,650	2,969,159
T Rowe Price Group Inc	75,611	6,695,354
TPG Inc Class A (c)	21,722	1,008,987
Tradeweb Markets Inc Class A	24,439	3,379,914
Virtu Financial Inc Class A	27,189	1,064,449
		443,921,546
Consumer Finance - 1.1%
Ally Financial Inc	80,504	2,629,261
American Express Co	119,054	31,717,176
Capital One Financial Corp	130,198	23,469,491
Credit Acceptance Corp (b)(c)	445	216,901
Discover Financial Services	85,979	15,705,784
OneMain Holdings Inc	38,311	1,803,298
SLM Corp	71,572	2,069,147
SoFi Technologies Inc Class A (b)(c)	311,539	3,897,353
Synchrony Financial	133,709	6,946,183
		88,454,594
Financial Services - 5.3%
Affirm Holdings Inc Class A (b)	89,626	4,459,790
Apollo Global Management Inc	45,246	6,175,174
Berkshire Hathaway Inc Class B (b)	629,174	335,507,037
Block Inc Class A (b)	110,481	6,459,824
Corebridge Financial Inc	99,124	2,937,044
Euronet Worldwide Inc (b)	14,050	1,392,355
Fidelity National Information Services Inc	185,384	14,623,090
Fiserv Inc (b)	132,740	24,499,822
Global Payments Inc	87,362	6,666,594
Jack Henry & Associates Inc	25,094	4,352,052
MGIC Investment Corp	85,328	2,125,520
PayPal Holdings Inc (b)	344,802	22,701,764
Rocket Cos Inc Class A (c)	47,143	608,616
UWM Holdings Corp Class A	9,980	46,906
Voya Financial Inc	32,657	1,933,294
Western Union Co/The	94,652	938,001
WEX Inc (b)	12,202	1,590,775
		437,017,658
Insurance - 4.3%
AFLAC Inc	189,654	20,611,597
Allstate Corp/The	76,123	15,102,042
American Financial Group Inc/OH	25,006	3,167,260
American International Group Inc	214,262	17,466,638
Aon PLC	67,413	23,917,458
Arch Capital Group Ltd	124,235	11,265,630
Arthur J Gallagher & Co	78,577	25,198,858
Assurant Inc	17,820	3,434,627
Assured Guaranty Ltd	16,494	1,447,019
Axis Capital Holdings Ltd	26,034	2,507,595
Brighthouse Financial Inc (b)	19,908	1,159,044
Brown & Brown Inc	46,169	5,106,291
Chubb Ltd	138,971	39,756,824
Cincinnati Financial Corp	52,691	7,335,114
CNA Financial Corp	7,419	357,299
Everest Group Ltd	12,298	4,412,891
Fidelity National Financial Inc/US	89,381	5,724,853
First American Financial Corp	33,917	2,062,493
Globe Life Inc	28,765	3,547,875
Hanover Insurance Group Inc/The	12,115	2,012,302
Hartford Insurance Group Inc/The	99,152	12,162,976
Kemper Corp	20,560	1,215,507
Lincoln National Corp	57,744	1,840,301
Loews Corp	61,742	5,361,058
Markel Group Inc (b)	3,331	6,057,757
Marsh & McLennan Cos Inc	146,121	32,945,902
MetLife Inc	198,852	14,987,475
Old Republic International Corp	78,701	2,959,158
Primerica Inc	11,592	3,037,915
Principal Financial Group Inc	78,142	5,794,229
Progressive Corp/The	31,472	8,866,921
Prudential Financial Inc	123,627	12,697,729
Reinsurance Group of America Inc	22,726	4,256,807
RLI Corp	26,411	1,954,678
The Travelers Companies, Inc.	77,643	20,507,846
Unum Group	62,676	4,867,418
W R Berkley Corp	101,009	7,241,335
White Mountains Insurance Group Ltd	836	1,477,588
Willis Towers Watson PLC	34,707	10,682,815
		354,509,125
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (c)	293,563	2,592,161
Annaly Capital Management Inc	194,456	3,811,338
Rithm Capital Corp	176,012	1,967,813
Starwood Property Trust Inc (c)	108,089	2,074,228
		10,445,540
TOTAL FINANCIALS		1,935,160,212

Health Care - 14.2%
Biotechnology - 2.3%
AbbVie Inc	345,951	67,495,040
Alnylam Pharmaceuticals Inc (b)	4,899	1,289,613
Amgen Inc	40,762	11,858,481
Biogen Inc (b)	50,135	6,070,346
BioMarin Pharmaceutical Inc (b)	65,405	4,165,644
Exact Sciences Corp (b)	37,470	1,710,131
Exelixis Inc (b)	15,748	616,534
Gilead Sciences Inc	428,979	45,703,423
GRAIL Inc (c)	8,977	309,662
Incyte Corp (b)	50,806	3,183,504
Ionis Pharmaceuticals Inc (b)(c)	3,702	113,687
Moderna Inc (b)	112,683	3,215,973
Regeneron Pharmaceuticals Inc	32,929	19,716,568
Roivant Sciences Ltd (b)(c)	142,250	1,652,945
United Therapeutics Corp (b)	15,107	4,578,781
Vertex Pharmaceuticals Inc (b)	44,450	22,647,275
		194,327,607
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	594,534	77,735,321
Align Technology Inc (b)	10,533	1,825,369
Baxter International Inc	175,707	5,476,787
Becton Dickinson & Co	99,398	20,584,332
Boston Scientific Corp (b)	504,641	51,912,420
Cooper Cos Inc/The (b)	67,279	5,494,676
DENTSPLY SIRONA Inc (c)	67,309	935,595
Edwards Lifesciences Corp (b)	162,955	12,301,473
Enovis Corp (b)	19,187	663,678
Envista Holdings Corp (b)	58,392	938,943
GE HealthCare Technologies Inc	141,116	9,924,688
Globus Medical Inc Class A (b)	38,006	2,727,691
Hologic Inc (b)	76,851	4,472,728
Masimo Corp (b)	7,072	1,138,309
Medtronic PLC	441,282	37,403,062
QuidelOrtho Corp (b)	22,455	624,024
ResMed Inc	36,351	8,600,283
Solventum Corp (b)	48,296	3,193,332
STERIS PLC	33,819	7,600,482
Stryker Corp	87,418	32,687,339
Teleflex Inc	15,764	2,160,456
Zimmer Biomet Holdings Inc	68,043	7,011,831
		295,412,819
Health Care Providers & Services - 3.6%
Acadia Healthcare Co Inc (b)	30,935	723,879
Amedisys Inc (b)	10,888	1,033,271
Cardinal Health Inc	34,162	4,826,749
Centene Corp (b)	174,017	10,414,917
Chemed Corp	4,478	2,604,002
Cigna Group/The	84,078	28,589,883
CVS Health Corp	433,609	28,926,057
Elevance Health Inc	67,150	28,241,947
Encompass Health Corp	34,301	4,012,874
HCA Healthcare Inc	48,042	16,578,333
Henry Schein Inc (b)	41,911	2,722,958
Humana Inc	41,533	10,891,614
Labcorp Holdings Inc	28,888	6,962,297
McKesson Corp	24,812	17,685,745
Molina Healthcare Inc (b)	7,102	2,322,425
Premier Inc Class A (c)	32,281	656,918
Quest Diagnostics Inc	38,144	6,798,024
Tenet Healthcare Corp (b)	32,878	4,699,910
UnitedHealth Group Inc	294,647	121,229,563
Universal Health Services Inc Class B	19,677	3,484,206
		303,405,572
Health Care Technology - 0.0%
Certara Inc (b)(c)	40,658	563,520
Doximity Inc Class A (b)	39,450	2,243,916
		2,807,436
Life Sciences Tools & Services - 1.9%
10X Genomics Inc Class A (b)	11,759	97,247
Agilent Technologies Inc	99,034	10,656,058
Avantor Inc (b)	236,725	3,075,058
Azenta Inc (b)	13,495	355,458
Bio-Rad Laboratories Inc Class A (b)(c)	6,414	1,565,529
Bio-Techne Corp	53,301	2,683,705
Bruker Corp	13,621	545,657
Charles River Laboratories International Inc (b)	17,340	2,056,871
Danaher Corp	221,955	44,242,290
Fortrea Holdings Inc (b)	27,186	169,369
Illumina Inc (b)	55,149	4,279,562
IQVIA Holdings Inc (b)	54,813	8,499,852
Mettler-Toledo International Inc (b)	7,143	7,647,082
QIAGEN NV (United States)	75,669	3,234,850
Repligen Corp (b)	16,208	2,236,542
Revvity Inc	42,017	3,925,648
Sotera Health Co (b)(c)	51,343	590,445
Thermo Fisher Scientific Inc	131,312	56,332,848
Waters Corp (b)	7,803	2,713,337
West Pharmaceutical Services Inc	9,686	2,046,555
		156,953,963
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	697,275	35,003,205
Elanco Animal Health Inc (b)	167,118	1,584,279
Jazz Pharmaceuticals PLC (b)	20,033	2,343,060
Johnson & Johnson	829,264	129,622,256
Organon & Co	87,319	1,129,034
Perrigo Co PLC	46,004	1,183,222
Pfizer Inc	1,949,387	47,584,537
Royalty Pharma PLC Class A	133,400	4,378,188
Viatris Inc	412,764	3,475,473
Zoetis Inc Class A	27,369	4,280,512
		230,583,766
TOTAL HEALTH CARE		1,183,491,163

Industrials - 14.3%
Aerospace & Defense - 3.7%
Boeing Co (b)	214,990	39,394,768
BWX Technologies Inc	24,637	2,688,389
Curtiss-Wright Corp	13,191	4,549,444
GE Aerospace	290,391	58,525,402
General Dynamics Corp	93,863	25,542,000
Hexcel Corp	27,625	1,338,984
Howmet Aerospace Inc	130,668	18,107,971
Huntington Ingalls Industries Inc	13,600	3,132,624
L3Harris Technologies Inc	65,138	14,331,663
Loar Holdings Inc (b)(c)	1,077	101,862
Lockheed Martin Corp	49,297	23,551,642
Northrop Grumman Corp	46,938	22,835,337
RTX Corp	456,891	57,627,662
Spirit AeroSystems Holdings Inc Class A (b)	34,449	1,240,164
Standardaero Inc	24,278	655,992
Textron Inc	64,620	4,547,309
TransDigm Group Inc	14,928	21,094,309
Woodward Inc	20,430	3,832,055
		303,097,577
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	40,350	3,600,027
Expeditors International of Washington Inc	40,333	4,433,000
FedEx Corp	76,180	16,022,939
GXO Logistics Inc (b)	39,847	1,444,055
United Parcel Service Inc Class B	250,640	23,885,993
		49,386,014
Building Products - 1.1%
A O Smith Corp (c)	40,236	2,730,415
Advanced Drainage Systems Inc	14,780	1,677,382
Allegion plc	30,284	4,215,533
Armstrong World Industries Inc	9,778	1,418,006
AZEK Co Inc/The Class A (b)	14,237	705,586
Builders FirstSource Inc (b)	35,627	4,262,058
Carlisle Cos Inc	13,466	5,110,078
Carrier Global Corp	288,370	18,034,660
Fortune Brands Innovations Inc	41,800	2,249,676
Hayward Holdings Inc (b)	48,552	647,197
Johnson Controls International plc	226,601	19,011,824
Masco Corp	74,540	4,517,869
Owens Corning	29,560	4,298,320
Simpson Manufacturing Co Inc	13,035	2,003,349
Trane Technologies PLC	51,238	19,640,038
		90,521,991
Commercial Services & Supplies - 0.4%
Cintas Corp	5,991	1,268,175
Clean Harbors Inc (b)	17,669	3,780,106
Copart Inc (b)	20,151	1,229,816
MSA Safety Inc	12,563	1,977,667
Republic Services Inc	70,459	17,667,594
Tetra Tech Inc	71,014	2,214,927
Veralto Corp	46,999	4,507,204
Vestis Corp	38,578	337,943
		32,983,432
Construction & Engineering - 0.3%
AECOM	45,762	4,514,421
API Group Corp (b)	80,714	3,053,411
EMCOR Group Inc	9,545	3,824,682
Everus Construction Group Inc	17,293	695,870
MasTec Inc (b)	21,267	2,707,714
Quanta Services Inc	34,518	10,103,074
Valmont Industries Inc	6,756	1,980,994
WillScot Holdings Corp	42,902	1,077,698
		27,957,864
Electrical Equipment - 1.6%
Acuity Inc	10,453	2,546,455
AMETEK Inc	79,374	13,460,243
Eaton Corp PLC	135,577	39,909,802
Emerson Electric Co	196,346	20,637,928
GE Vernova Inc	93,605	34,710,606
Generac Holdings Inc (b)	10,036	1,147,918
Hubbell Inc	18,407	6,685,054
nVent Electric PLC	57,569	3,161,114
Regal Rexnord Corp	23,301	2,466,178
Rockwell Automation Inc	35,196	8,717,345
Sensata Technologies Holding PLC	50,721	1,085,429
		134,528,072
Ground Transportation - 0.9%
Avis Budget Group Inc (b)(c)	3,478	322,166
CSX Corp	663,236	18,617,035
JB Hunt Transport Services Inc	28,149	3,675,696
Knight-Swift Transportation Holdings Inc	53,124	2,080,867
Landstar System Inc	11,932	1,600,678
Lyft Inc Class A (b)	39,079	484,580
Norfolk Southern Corp	77,759	17,421,904
Ryder System Inc	14,112	1,942,799
Saia Inc (b)	3,740	912,560
Schneider National Inc Class B (c)	15,677	336,899
U-Haul Holding Co (b)(c)	1,477	90,673
U-Haul Holding Co Class N	19,312	1,058,298
Union Pacific Corp	109,283	23,567,972
		72,112,127
Industrial Conglomerates - 0.7%
3M Co	152,134	21,132,933
Honeywell International Inc	189,281	39,843,651
		60,976,584
Machinery - 3.4%
AGCO Corp	21,127	1,792,203
Allison Transmission Holdings Inc	29,334	2,705,768
Caterpillar Inc	142,336	44,020,256
CNH Industrial NV Class A	303,415	3,510,512
Crane Co	16,601	2,672,429
Cummins Inc	46,948	13,795,200
Deere & Co	85,667	39,711,796
Donaldson Co Inc	42,011	2,761,383
Dover Corp	47,195	8,053,827
Esab Corp	19,195	2,305,703
Flowserve Corp	44,576	2,016,172
Fortive Corp	119,364	8,318,477
Gates Industrial Corp PLC (b)	80,326	1,519,768
Graco Inc	57,790	4,716,242
IDEX Corp	26,194	4,556,970
Illinois Tool Works Inc	62,874	15,084,101
Ingersoll Rand Inc	139,218	10,501,214
ITT Inc	28,568	3,914,387
Lincoln Electric Holdings Inc	13,508	2,380,110
Middleby Corp/The (b)	18,075	2,410,301
Nordson Corp	19,697	3,733,960
Oshkosh Corp	22,143	1,854,698
Otis Worldwide Corp	137,203	13,208,533
PACCAR Inc	176,792	15,948,406
Parker-Hannifin Corp	43,946	26,589,967
Pentair PLC	56,958	5,167,799
RBC Bearings Inc (b)	9,897	3,251,857
Snap-on Inc	17,829	5,594,918
Stanley Black & Decker Inc	53,513	3,211,850
Timken Co/The	21,933	1,409,195
Toro Co/The	34,354	2,345,691
Westinghouse Air Brake Technologies Corp	58,786	10,860,126
Xylem Inc/NY	82,776	9,980,302
		279,904,121
Marine Transportation - 0.0%
Kirby Corp (b)	19,332	1,863,025
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	41,688	1,845,528
American Airlines Group Inc (b)(c)	206,211	2,051,799
Delta Air Lines Inc	220,702	9,187,825
Southwest Airlines Co (c)	205,849	5,755,538
United Airlines Holdings Inc (b)	112,726	7,757,803
		26,598,493
Professional Services - 0.8%
Amentum Holdings Inc	50,353	1,098,702
Automatic Data Processing Inc	10,053	3,021,932
Broadridge Financial Solutions Inc	3,465	839,916
CACI International Inc (b)	7,676	3,514,610
Clarivate PLC (b)(c)	135,372	583,453
Concentrix Corp (c)	15,779	805,676
Dayforce Inc (b)	47,143	2,728,165
Dun & Bradstreet Holdings Inc	102,811	922,215
Equifax Inc	33,683	8,761,959
FTI Consulting Inc (b)	11,938	1,985,051
Genpact Ltd	58,314	2,930,862
Jacobs Solutions Inc	42,513	5,263,109
KBR Inc	41,294	2,180,736
Leidos Holdings Inc	45,728	6,730,247
ManpowerGroup Inc	15,763	678,912
Parsons Corp (b)	15,550	1,039,673
Paychex Inc	71,094	10,459,350
Paycom Software Inc	6,396	1,447,990
Robert Half Inc	34,342	1,521,351
Science Applications International Corp	16,536	2,001,352
SS&C Technologies Holdings Inc	74,073	5,599,919
TransUnion	63,194	5,242,574
		69,357,754
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	35,397	1,655,164
Core & Main Inc Class A (b)	22,124	1,165,492
Fastenal Co	30,515	2,470,800
Ferguson Enterprises Inc	64,344	10,916,603
MSC Industrial Direct Co Inc Class A (c)	15,578	1,191,405
SiteOne Landscape Supply Inc (b)	9,553	1,096,780
United Rentals Inc	17,116	10,807,898
Watsco Inc (c)	11,895	5,469,797
Wesco International Inc	14,274	2,326,091
WW Grainger Inc	1,935	1,982,040
		39,082,070
TOTAL INDUSTRIALS		1,188,369,124

Information Technology - 7.9%
Communications Equipment - 1.3%
Ciena Corp (b)	49,239	3,306,891
Cisco Systems Inc	1,370,841	79,138,651
F5 Inc (b)	19,941	5,279,180
Juniper Networks Inc	112,846	4,098,567
Lumentum Holdings Inc (b)	23,067	1,361,876
Motorola Solutions Inc	29,702	13,080,464
Ubiquiti Inc	777	253,651
		106,519,280
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	169,580	13,049,182
Arrow Electronics Inc (b)	17,805	1,982,765
Avnet Inc	29,169	1,370,651
CDW Corp/DE	23,184	3,722,423
Cognex Corp	55,201	1,506,987
Coherent Corp (b)	43,595	2,804,030
Corning Inc	264,014	11,716,942
Crane NXT Co (c)	16,662	781,781
Ingram Micro Holding Corp (c)	4,495	79,921
IPG Photonics Corp (b)(c)	9,124	546,436
Jabil Inc	33,807	4,954,754
Keysight Technologies Inc (b)	59,751	8,687,795
Littelfuse Inc	8,285	1,510,438
TD SYNNEX Corp	26,322	2,916,478
Teledyne Technologies Inc (b)	15,888	7,404,285
Trimble Inc (b)	84,003	5,219,946
Vontier Corp	50,911	1,619,479
Zebra Technologies Corp Class A (b)	13,968	3,496,470
		73,370,763
IT Services - 1.4%
Akamai Technologies Inc (b)	51,564	4,155,027
Amdocs Ltd	38,587	3,418,036
Cognizant Technology Solutions Corp Class A	171,256	12,599,304
DXC Technology Co (b)	60,765	943,073
EPAM Systems Inc (b)	17,370	2,725,527
Globant SA (b)(c)	3,526	414,552
IBM Corporation	315,314	76,249,231
Kyndryl Holdings Inc (b)	77,179	2,502,143
Okta Inc Class A (b)	31,122	3,490,644
Twilio Inc Class A (b)	42,503	4,110,465
VeriSign Inc (b)	26,748	7,546,146
		118,154,148
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices Inc (b)	188,173	18,318,642
Amkor Technology Inc	38,369	669,539
Analog Devices Inc	170,378	33,210,080
Applied Materials Inc	22,391	3,374,548
Astera Labs Inc (b)	35,577	2,323,534
Cirrus Logic Inc (b)	17,983	1,727,087
First Solar Inc (b)	36,796	4,629,673
GlobalFoundries Inc (b)	33,379	1,170,602
Intel Corp	1,490,223	29,953,482
Lattice Semiconductor Corp (b)	6,169	301,848
MACOM Technology Solutions Holdings Inc (b)	21,958	2,278,143
Marvell Technology Inc	270,998	15,818,153
Microchip Technology Inc	182,434	8,406,559
Micron Technology Inc	378,995	29,163,665
MKS Instruments Inc	21,357	1,497,980
ON Semiconductor Corp (b)	146,374	5,811,048
Onto Innovation Inc (b)	12,353	1,506,695
Qorvo Inc (b)	31,635	2,267,280
QUALCOMM Inc	23,519	3,491,631
Skyworks Solutions Inc	55,862	3,590,809
Teradyne Inc	4,699	348,713
Texas Instruments Inc	275,074	44,025,594
Universal Display Corp	7,855	986,824
Wolfspeed Inc (b)(c)	52,034	184,720
		215,056,849
Software - 1.3%
ANSYS Inc (b)	30,144	9,702,751
BILL Holdings Inc (b)(c)	25,703	1,171,286
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	163,580	1,514,751
Dolby Laboratories Inc Class A	20,416	1,567,745
DoubleVerify Holdings Inc (b)	21,042	279,016
Dropbox Inc Class A (b)	52,483	1,498,390
Fair Isaac Corp (b)	1,240	2,467,203
Fortinet Inc (b)	40,224	4,173,642
Gen Digital Inc	187,759	4,857,325
Guidewire Software Inc (b)	15,145	3,101,242
Informatica Inc Class A (b)	27,289	513,852
MicroStrategy Inc Class A (b)(c)	74,407	28,282,845
nCino Inc (b)(c)	10,742	249,213
Nutanix Inc Class A (b)	62,028	4,261,324
PTC Inc (b)	15,798	2,448,216
Roper Technologies Inc	36,698	20,553,816
Salesforce Inc	48,336	12,988,367
SentinelOne Inc Class A (b)	80,585	1,490,823
Tyler Technologies Inc (b)	2,159	1,172,985
UiPath Inc Class A (b)	20,335	242,799
Unity Software Inc (b)(c)	57,882	1,219,574
Zoom Communications Inc Class A (b)	90,715	7,034,041
		110,791,206
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies Inc Class C	79,526	7,297,306
Hewlett Packard Enterprise Co	450,768	7,311,457
HP Inc	244,460	6,250,842
NetApp Inc	38,971	3,497,647
Pure Storage Inc Class A (b)	13,382	607,008
Sandisk Corp/DE	39,100	1,255,501
Western Digital Corp (b)	119,319	5,233,331
		31,453,092
TOTAL INFORMATION TECHNOLOGY		655,345,338

Materials - 4.1%
Chemicals - 2.2%
Air Products and Chemicals Inc	76,327	20,691,486
Albemarle Corp (c)	41,204	2,412,494
Ashland Inc	15,990	869,696
Axalta Coating Systems Ltd (b)	73,885	2,401,263
Celanese Corp	27,591	1,228,075
CF Industries Holdings Inc	60,020	4,703,767
Chemours Co/The	47,023	582,144
Corteva Inc	236,682	14,671,917
Dow Inc	241,737	7,394,735
DuPont de Nemours Inc	143,305	9,456,697
Eastman Chemical Co	39,126	3,012,702
Ecolab Inc	11,191	2,813,753
Element Solutions Inc	75,965	1,550,446
FMC Corp	42,268	1,771,875
Huntsman Corp	55,546	739,317
International Flavors & Fragrances Inc	87,903	6,896,869
Linde PLC	165,150	74,850,935
LyondellBasell Industries NV Class A1	90,112	5,245,420
Mosaic Co/The	110,048	3,345,459
NewMarket Corp	2,283	1,404,730
Olin Corp	39,239	848,347
PPG Industries Inc	79,288	8,631,292
RPM International Inc	34,174	3,648,075
Scotts Miracle-Gro Co/The	14,636	737,361
Sherwin-Williams Co/The	7,088	2,501,497
Westlake Corp	11,385	1,052,316
		183,462,668
Construction Materials - 0.4%
CRH PLC	236,148	22,533,242
Eagle Materials Inc	2,733	618,724
Martin Marietta Materials Inc	19,810	10,380,044
Vulcan Materials Co	33,864	8,883,543
		42,415,553
Containers & Packaging - 0.6%
Amcor PLC (c)	779,256	7,169,155
AptarGroup Inc	22,954	3,441,952
Avery Dennison Corp	17,424	2,981,421
Ball Corp	101,847	5,289,933
Crown Holdings Inc	40,536	3,904,833
Graphic Packaging Holding CO (c)	100,812	2,551,552
International Paper Co	179,394	8,194,719
Packaging Corp of America	30,538	5,668,158
Sealed Air Corp	46,708	1,287,272
Silgan Holdings Inc	28,131	1,452,966
Smurfit WestRock PLC	177,803	7,471,282
Sonoco Products Co	33,239	1,362,799
		50,776,042
Metals & Mining - 0.9%
Alcoa Corp	83,754	2,054,486
ATI Inc (b)	41,885	2,277,706
Cleveland-Cliffs Inc (b)(c)	110,160	907,718
Freeport-McMoRan Inc	492,174	17,733,029
MP Materials Corp (b)(c)	43,904	1,073,892
Newmont Corp	391,761	20,637,970
Nucor Corp	80,359	9,592,454
Reliance Inc	18,554	5,347,819
Royal Gold Inc	22,748	4,156,287
Steel Dynamics Inc	49,284	6,392,628
United States Steel Corp	77,508	3,387,875
		73,561,864
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	6,391	551,607
TOTAL MATERIALS		350,767,734

Real Estate - 4.7%
Diversified REITs - 0.1%
WP Carey Inc	74,900	4,676,756
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc	59,336	4,311,354
Healthcare Realty Trust Inc	119,884	1,861,799
Healthpeak Properties Inc	241,792	4,313,569
Medical Properties Trust Inc (c)	201,505	1,112,308
Omega Healthcare Investors Inc	91,560	3,575,418
Ventas Inc	143,291	10,041,833
Welltower Inc	211,709	32,304,676
		57,520,957
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	236,614	3,340,990
Park Hotels & Resorts Inc	69,272	688,563
		4,029,553
Industrial REITs - 0.5%
Americold Realty Trust Inc	96,459	1,865,517
EastGroup Properties Inc	16,675	2,725,029
First Industrial Realty Trust Inc	44,828	2,132,916
Lineage Inc (c)	20,918	1,008,874
Prologis Inc	317,689	32,467,816
Rexford Industrial Realty Inc	74,738	2,473,828
STAG Industrial Inc Class A	61,423	2,028,802
		44,702,782
Office REITs - 0.1%
BXP Inc	54,570	3,477,746
Cousins Properties Inc	56,677	1,560,885
Highwoods Properties Inc	35,428	1,007,572
Kilroy Realty Corp	39,667	1,249,907
Vornado Realty Trust	59,490	2,098,807
		9,394,917
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	105,205	12,853,947
CoStar Group Inc (b)	142,984	10,605,123
Howard Hughes Holdings Inc (b)	10,535	700,894
Jones Lang LaSalle Inc (b)	11,067	2,516,746
Seaport Entertainment Group Inc (c)	2,621	50,192
Zillow Group Inc Class A (b)	15,764	1,040,109
Zillow Group Inc Class C (b)	53,879	3,627,673
		31,394,684
Residential REITs - 0.7%
American Homes 4 Rent Class A	116,855	4,369,208
AvalonBay Communities Inc	48,599	10,204,818
Camden Property Trust	35,853	4,080,071
Equity LifeStyle Properties Inc	65,370	4,234,669
Equity Residential	130,234	9,150,241
Essex Property Trust Inc	21,971	6,133,205
Invitation Homes Inc	210,729	7,204,825
Mid-America Apartment Communities Inc	39,945	6,377,219
Sun Communities Inc	43,461	5,407,852
UDR Inc	113,435	4,750,658
		61,912,766
Retail REITs - 0.6%
Agree Realty Corp (c)	34,586	2,684,219
Brixmor Property Group Inc	101,712	2,533,646
Federal Realty Investment Trust	28,658	2,694,425
Kimco Realty Corp	227,712	4,549,686
NNN REIT Inc	63,323	2,603,209
Realty Income Corp	299,836	17,348,511
Regency Centers Corp	62,435	4,506,558
Simon Property Group Inc	82,786	13,028,861
		49,949,115
Specialized REITs - 1.6%
Crown Castle Inc	149,607	15,822,436
CubeSmart	75,953	3,089,009
Digital Realty Trust Inc	113,903	18,285,988
EPR Properties	25,358	1,254,967
Equinix Inc	31,338	26,974,184
Extra Space Storage Inc	72,171	10,574,495
Gaming and Leisure Properties Inc	90,117	4,313,000
Iron Mountain Inc	43,335	3,885,849
Lamar Advertising Co Class A	22,110	2,516,339
Millrose Properties Inc Class A	41,830	1,047,423
National Storage Affiliates Trust	23,760	883,872
Public Storage Operating Co	46,163	13,868,750
Rayonier Inc	52,325	1,279,870
SBA Communications Corp Class A	36,787	8,953,956
VICI Properties Inc	362,852	11,618,521
Weyerhaeuser Co	251,685	6,521,158
		130,889,817
TOTAL REAL ESTATE		394,471,347

Utilities - 4.9%
Electric Utilities - 3.2%
Alliant Energy Corp	88,323	5,391,236
American Electric Power Co Inc	183,066	19,833,370
Constellation Energy Corp	91,019	20,337,285
Duke Energy Corp	265,052	32,341,645
Edison International	130,564	6,986,480
Entergy Corp	146,712	12,202,037
Evergy Inc	76,793	5,306,396
Eversource Energy	126,393	7,517,856
Exelon Corp	343,781	16,123,329
FirstEnergy Corp	198,287	8,502,547
IDACORP Inc	18,037	2,129,988
NextEra Energy Inc	706,841	47,273,526
NRG Energy Inc	41,224	4,517,326
OGE Energy Corp	67,858	3,079,396
PG&E Corp	750,814	12,403,447
Pinnacle West Capital Corp	38,542	3,668,428
PPL Corp	253,931	9,268,482
Southern Co/The	376,227	34,571,499
Xcel Energy Inc	197,468	13,960,988
		265,415,261
Gas Utilities - 0.2%
Atmos Energy Corp	53,527	8,598,042
MDU Resources Group Inc	68,959	1,181,957
National Fuel Gas Co	30,396	2,333,805
UGI Corp	72,972	2,392,752
		14,506,556
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	248,646	2,486,460
Clearway Energy Inc Class A	11,712	320,323
Clearway Energy Inc Class C	27,873	817,794
		3,624,577
Multi-Utilities - 1.3%
Ameren Corp	91,381	9,068,650
CenterPoint Energy Inc	221,821	8,602,218
CMS Energy Corp	102,165	7,524,452
Consolidated Edison Inc	119,077	13,425,932
Dominion Energy Inc	288,160	15,670,141
DTE Energy Co	71,093	9,739,741
NiSource Inc	160,644	6,282,787
Public Service Enterprise Group Inc	171,325	13,694,007
Sempra	217,749	16,172,219
WEC Energy Group Inc	108,875	11,923,990
		112,104,137
Water Utilities - 0.2%
American Water Works Co Inc	66,758	9,814,094
Essential Utilities Inc	87,687	3,606,566
		13,420,660
TOTAL UTILITIES		409,071,191

TOTAL UNITED STATES		8,197,556,057
TOTAL COMMON STOCKS (Cost $6,101,080,578)		8,289,990,236

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (g) (Cost $1,598,752)	4.25	1,604,000	1,598,735

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	26,301,912	26,307,172
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	87,894,177	87,902,967
TOTAL MONEY MARKET FUNDS (Cost $114,209,762)			114,210,139

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $6,216,889,092)	8,405,799,110
NET OTHER ASSETS (LIABILITIES) - (1.0)% (e)	(86,264,520)
NET ASSETS - 100.0%	8,319,534,590

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	50	Jun 2025	13,967,500	812,216	812,216
CME S&P 400 Midcap Index Contracts (United States)	56	Jun 2025	16,003,680	851,310	851,310

TOTAL FUTURES CONTRACTS					1,663,526
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Includes $1,258,223 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,598,735.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,323,853	114,834,277	119,850,958	359,310	-	-	26,307,172	26,301,912	0.0%
Fidelity Securities Lending Cash Central Fund	78,070,827	213,180,266	203,348,126	25,454	-	-	87,902,967	87,894,177	0.3%
Total	109,394,680	328,014,543	323,199,084	384,764	-	-	114,210,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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